Empower Annuity Insurance Company of America
8515 East Orchard Road
Greenwood Village, CO 80111

May 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:    Empower Annuity Insurance Company of America
Variable Annuity- 8 Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-203627; 811-23050

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-8 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 14 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.the text of Post-Effective Amendment No. 14 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-6495.

Sincerely,

/s/ Elaina Ditillo
Elaina Ditillo
Counsel

Variable Annuity-8 Series Account
Empower Annuity Insurance Company of America
(Registrant)